WISDOMTREE TRUST

Supplement dated October 24, 2022

to the currently effective

Statutory Prospectus (the “Prospectus”)

For the August 31 Fiscal Year End Funds

(the “Funds”)

The following information should be read in conjunction with the Prospectus for the Funds.

Effective immediately, all references to the WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) in the Prospectus are deleted.

The Fund has a separate statutory prospectus, dated October 24, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-PUTW-1022